Goodwill and intangible assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Goodwill and intangible assets
6. Goodwill and intangible assets
The movement in goodwill balance is given below:

	Year ended March 31,
	2021		2022
Balance at the beginning of the year	₹	131,012	₹	139,127
Translation adjustment		(1,357)		5,293
Acquisition through business combinations* (Refer to Note 7)		9,472		102,569

Balance at the end of the year	₹	139,127	₹	246,989

*
Acquisition through business combinations for the year ended March 31, 2021 and 2022 is after considering the
impact of
₹
 (72) and
₹
 116 towards changes in the purchase price allocation of acquisitions made during the year ended March 31, 2020 and 2021, respectively.

The Company is organized by three operating segments: IT Services, IT Products and India State Run Enterprise Services. Goodwill as at March 31, 2021 and 2022 has been allocated to the IT Services operating segment.
Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2021		2022
Americas 1	₹	64,573	₹	77,106
Americas 2		34,038		84,166
Europe		26,641		64,288
Asia Pacific Middle East Africa		13,875		21,429

	₹	139,127	₹	246,989

For impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Company’s operating segment. Goodwill is tested for impairment at least annually in accordance with the Company’s procedure for determining the recoverable value of each CGU.
The recoverable amount of the CGU is determined based on FVLCD. The FVLCD of the CGU is determined based on the market capitalization approach, using the turnover and earnings multiples derived from observable market data. The fair value measurement is categorized as a level 2 fair value based on the inputs in the valuation techniques used.
Based on the above testing, no impairment was identified as at March 31, 2021 and 2022, as the recoverable value of the CGUs exceeded the carrying value. A sensitivity analysis to the change in the key parameters (turnover and earnings multiples) did not identify any probable scenarios where the CGU’s recoverable amount would fall below its carrying amount.
The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2020	₹	32,490	₹	6,698	₹	39,188
Acquisition through business combinations (Refer to Note 7)		2,460		828		3,288
Deductions/ a djustments		(8,568)		(5,756)		(14,324)
Translation adjustment		(56)		(159)		(215)

As at March 31, 2021	₹	26,326	₹	1,611	₹	27,937
Accumulated amortization/ impairment:
As at April 1, 2020	₹	17,898	₹	4,928	₹	22,826
Amortization and impairment *		5,060		1,548		6,608
Deductions/ a djustments		(8,568)		(5,756)		(14,324)
Translation adjustment		(142)		(116)		(258)

As at March 31, 2021	₹	14,248	₹	604	₹	14,852

Net carrying value as at March 31, 2021	₹	12,078	₹	1,007	₹	13,085

Gross carrying value:
As at April 1, 2021	₹	26,326	₹	1,611	₹	27,937
Acquisition through business combinations (Refer to Note 7)		27,834		9,814		37,648
Deductions/ a djustments		(11,984)		(215)		(12,199)
Translation adjustment		1,190		218		1,408

As at March 31, 2022	₹	43,366	₹	11,428	₹	54,794
Accumulated amortization/ impairment:
As at April 1, 2021	₹	14,248	₹	604	₹	14,852
Amortization and impairment *		6,872		1,338		8,210
Deductions/ a djustments		(11,984)		(215)		(12,199)
Translation adjustment		347		29		376

As at March 31, 2022	₹	9,483	₹	1,756	₹	11,239

Net carrying value as at March 31, 2022	₹	33,883	₹	9,672	₹	43,555

*
During the year ended March 31, 2021, a change in business strategy of a customer led to a significant decline in the revenue and earnings estimates, resulting in revision of recoverable value of customer-relationship intangible assets recognized on business combination. Further, the Company integrated certain brands acquired as part of a business combination, resulting in discontinuance of the acquired brands. Consequently, the Company has recognized impairment charge
₹
 1,879
for the year ended March 31, 2021 as part of amortization and impairment.

*
During the year ended March 31, 2021, due to change in our estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of
₹
 795.

Amortization expense on intangible assets is included in selling and marketing expenses in the consolidated statement of income.

As at March 31, 2022, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period

Capco - customer-related intangible	₹	22,197	8.08 years
Capco - marketing-related intangible		7,477	9.08 years
Edgile, LLC		2,847	5.75 years
Ampion Holdings Pty Ltd		1,986	2.35 - 5.35 years
Vara Infotech Private Limited		1,596	4.5 - 7.5 years
Rational Interaction, Inc.		1,483	0.89 - 4.89 years
Eximius Design, LLC		1,313	1.9 - 5.4 years
4C NV		471	1.36 - 3.36 years
IVIA Serviços de Informática Ltda		332	3.37 years
International TechneGroup Incorporated		212	2.5 years
LeanSwift Solutions Inc.		148	0.75 - 2.25 years
Encore Theme Technologies Private Limited		117	1.7 - 3.71 years
Others		3,376	0.25 - 10.25 years

Total		43,555